FINANCIAL INCOME AND EXPENSES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Interest income	$ 32,388,801	$ 2,196,886	$ 7,931,055
Ipiranga purchase warranty restatement	39,509	11,290	7,674
From PIS credit and COFINS	2,054,586	1,312,930	5,124,810
Other financial income	5,239,514	4,270,763	1,882,340
Total	39,722,410	7,791,869	14,945,879
Financial expenses
Bond interest	51,863,601	48,624,062	45,927,500
Bank loan interest	1,782,972	267,012	1,186,731
Lease interest	2,092,868	1,816,506	1,873,571
Other financial costs	3,808,512	2,284,876	5,785,035
Total	$ (59,547,953)	$ (52,992,456)	$ (54,772,837)